Income Taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

7. INCOME TAXES

We file consolidated income tax returns with Citius Pharma. We recorded deferred income tax expense of $1,056,960 and $576,000 for the years ended September 30, 2025 and 2024 related to the amortization for taxable purposes of our in-process research and development asset.

The income tax expense differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income for the years ended September 30, 2025 and 2024 due to the following:

	2025	2024
Computed “expected” tax benefit	(21.00)%	(21.00)%
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(7.11)	(7.11)
Permanent differences	6.34	6.11
Increase in the valuation reserve	26.23	24.80
	4.46%	2.80%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	September 30, 2025	September 30, 2024
Deferred tax assets:
Net operating loss carryforward	$12,720,000	$7,530,000
Capitalized research and development expense	3,189,000	2,080,000
Stock-based compensation	1,928,000	1,091,000
Research tax credit	1,581,000	1,035,000
Valuation allowance on deferred tax assets	(19,418,000)	(11,736,000)
Total deferred tax assets	-	-
Deferred tax liabilities:
In-process research and development	(2,784,960)	(1,728,000)
Total deferred tax liability	(2,784,960)	(1,728,000)
Net deferred tax liability	$(2,784,960)	$(1,728,000)

The Company has recorded a valuation allowance against deferred tax assets as the utilization of the net operating loss carryforward and other deferred tax assets is uncertain. During the years ended September 30, 2025 and 2024, the valuation allowance increased by $7,682,000 and $4,928,000, respectively. The increase in the valuation allowance during the years ended September 30, 2025 and 2024 was primarily due to the Company’s net operating losses and capitalized research and development expenses. At September 30, 2025, the Company has a federal net operating loss carryforward of approximately $47,153,000. Federal net operating loss carryforwards generated in tax years beginning after 2017 may be carried forward indefinitely. Use of federal net operating losses may be limited under Section 382 of the Internal Revenue Code due to changes in ownership.

As of September 30, 2025, the Company also has estimated federal research and development credits of $1,581,000 to offset future income taxes. The tax credit carryforwards will begin to expire in 2042.

We account for uncertain tax positions in accordance with the guidance provided in ASC 740, “Accounting for Income Taxes.” This guidance describes a recognition threshold and measurement attribute for the financial statement disclosure of tax positions taken or expected to be taken in a tax return and requires recognition of tax benefits that satisfy a more-likely-than-not threshold. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods and disclosure. There have been no reserves for uncertain tax positions recorded by the Company to date.

On July 4, 2025, the “One Big Beautiful Bill Act” (“OBBBA”) was signed into law in the United States. The OBBBA includes a broad range of tax reform provisions for businesses, including extensions of key Tax Cuts and Jobs Act provisions, modifications to the international tax framework, and restoration of favorable tax treatment for certain business provisions. Certain provisions of the legislation will become effective in 2025, while others are effective in 2026. The OBBBA was enacted during our fourth fiscal quarter of 2025, and we have considered its potential effects and reflected the impact of the OBBBA on our financial position, results of operations, and cash flows. We are in the process of evaluating the impact of these provisions on future periods, but we do not expect the OBBBA to have a material impact on our consolidated financial statements.